COLUMBIA BALANCED FUND
                     COLUMBIA CONSERVATIVE HIGH YIELD FUND
                       COLUMBIA INTERNATIONAL STOCK FUND
                         COLUMBIA MID CAP GROWTH FUND
             COLUMBIA OREGON INTERMEDIATE MUNICIPAL BOND FUND
                       COLUMBIA REAL ESTATE EQUITY FUND
                       COLUMBIA STRATEGIC INVESTOR FUND
                           COLUMBIA TECHNOLOGY FUND
                   SERIES OF COLUMBIA FUNDS SERIES TRUST I


     Supplement to the Prospectuses and Statements of Additional Information,
                         each dated January 1, 2007

The Board of Trustees of the Funds has approved a proposal to convert each Fund's Class D shares into Class C shares of that Fund. The conversion will take place on or about August 8, 2007. Any otherwise applicable contingent deferred sales charge will be waived for Class D shareholders who redeem their shares after July 9, 2007.

Accordingly, effective August 9, 2007, all references to Class D shares are eliminated from the Prospectuses and Statements of Additional Information.





















INT-47/131708-0607                                              June 8, 2007

                                  COLUMBIA FUNDS SERIES TRUST I

         Columbia Asset Allocation Fund              Columbia Connecticut Intermediate Municipal Bond Fund
           Columbia Common Stock Fund                       Columbia Intermediate Municipal Bond Fund
         Columbia Disciplined Value Fund                 Columbia Massachusetts Intermediate Municipal Bond Fund
          Columbia Dividend Income Fund               Columbia New Jersey Intermediate Municipal Bond Fund
         Columbia Large Cap Growth Fund                    Columbia New York Intermediate Municipal Bond Fund
          Columbia Small Cap Core Fund                 Columbia Rhode Island Intermediate Municipal Bond Fund
     Supplement to the Prospectuses and Statement       Supplement to the Prospectuses and Statements of Additional
   of Additional Information dated February 1, 2007               Information dated March 1, 2007


             Columbia Core Bond Fund                                   Columbia Mid Cap Growth Fund
        Supplement to the Prospectus and Statement            Supplement to the Prospectus and Statement of Additional
    of Additional Information dated September 1, 2006                Information dated January 1, 2007



The Board of Trustees of the above-mentioned Funds has approved a proposal to accelerate the conversion of each Fund's Class G shares into Class T shares of that Fund.  Currently, automatic conversion to
Class T shares occurs eight years after purchase.  The conversion will take place on or about August 8,
2007.  Any otherwise applicable contingent deferred sales charge will be waived for Class G shareholders who redeem their shares after July 9, 2007.

Accordingly,  effective  August 9, 2007, all  references to Class G shares are eliminated  from the Funds'
Prospectuses and Statements of Additional Information.





















INT-47/131606-0607                                                 June 8, 2007

                    COLUMBIA INTERNATIONAL STOCK FUND
                              (the "Fund")

                  A SERIES OF COLUMBIA FUNDS SERIES TRUST I

       Supplement to the Prospectus and Statement of Additional Information
                             dated January 1, 2007


The Board of Trustees of the Fund has approved a proposal to accelerate the conversion of the Fund's Class G shares into the Fund's Class A shares. Currently, automatic conversion to Class A shares occurs eight years after purchase. The conversion will take place on or about August 8, 2007. Any otherwise applicable contingent deferred sales charge will be waived for Class G shareholders who redeem their shares after July 9, 2007.

Accordingly, effective August 9, 2007, all references to Class G shares are eliminated from the Prospectus and Statement of Additional Information.
















INT-47/131709-0607                                                June 8, 2007